Summary of Significant Accounting Policies - Schedule of Disaggregated Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	$ 1,046,903	$ 300,783
Revenue from property purchases and sales through Cash Offer	6,568,404	1,069,072
Total revenues	7,615,307	1,369,855
Real estate agency commission [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	781,351	261,705
Property management service [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	16,276	17,225
Home renovation service [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	245,226	8,353
Mortgage referral fee [Member]
Schedule of Disaggregated Revenue [Line Items]
Total real estate service revenue	$ 4,050	$ 13,500